Credit Risk - Disclosure of Qualitative Criteria of Credit Risk Exposure (Details)	12 Months Ended
Dec. 31, 2025
Mortgages
Disclosure of credit risk exposure [line items]
Qualitative criteria for measuring SICR	–In forbearance–Default in last 24m–30 Days Past Due (DPD) in last 12m–Bankrupt–£100+ arrears–Over-indebted customers–Interest Only accounts 24m pre-maturity
Consumer Finance
Disclosure of credit risk exposure [line items]
Qualitative criteria for measuring SICR	–In forbearance–Deceased or Insolvent–Court ‘Return of goods’ order or Police watchlist–Agreement terminated–Payment holiday–Cash Collection
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Qualitative criteria for measuring SICR	–In forbearance–Default in last 12m–Watchlist: proactive management–Default at proxy origination–Customers in a high-risk sector
Corporate Centre
Disclosure of credit risk exposure [line items]
Qualitative criteria for measuring SICR	–Watchlist: proactive management
Personal loans | Unsecured Lending
Disclosure of credit risk exposure [line items]
Qualitative criteria for measuring SICR	–In Collections–Default in last 12m–£50+ arrears
Credit cards | Unsecured Lending
Disclosure of credit risk exposure [line items]
Qualitative criteria for measuring SICR	–In forbearance–Default in last 12m–In Collections–£100+ arrears–Behaviour score indicators
Overdrafts | Unsecured Lending
Disclosure of credit risk exposure [line items]
Qualitative criteria for measuring SICR	–Fees suspended–Default in last 12m–Debit dormant >35 days–Any excess in month